Earnings Per Share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
EARNINGS PER SHARE

27. EARNINGS PER SHARE

Basic earnings per share is calculated by dividing the net income (loss) for the period attributable to shareholders of each class of shares by the weighted average number of shares outstanding during the year.

Diluted earnings per share is calculated to give effect to equity awards.

The following table presents reconciliations of the numerators of the basic and diluted per share computations:

For the years ended December 31,	2024	2023	2022
Net income (loss) attributable to Telesat Corporation Shares	$(87,720)	$157,118	$(23,764)
Effect of diluted securities	—	15,486	—
Diluted net income (loss) attributable to Telesat Corporation Shares	$(87,720)	$172,604	$(23,764)

The following table presents reconciliations of the denominators of the basic and diluted per share computations:

	2024	2023	2022
Basic total weighted average number of Telesat Public Shares and Class C Shares (Telesat Canada Common Shares) outstanding	13,937,443	13,417,290	12,311,264
Effect of diluted securities
Stock options	—	51,617	—
RSUs	—	1,435,113	—
DSUs	—	91,587	—
PSUs	—	292,614	—
Diluted total weighted average number of Telesat Public Shares and Class C Shares (Telesat Canada Common Shares) outstanding	13,937,443	15,288,221	12,311,264

Effect of diluted securities represents Telesat Public Shares and Class C Shares assumed to be issued for no consideration. The difference between the number of Telesat Public Shares and Class C Shares assumed issued on exercise and the number of Telesat Public Shares and Class C Shares assumed repurchased are treated as an issue of common shares for no consideration.

For the purpose of earnings per share, all of the Telesat Public Shares and Class C Shares have equivalent economic rights.